Net finance costs (Tables)	12 Months Ended
Dec. 31, 2018
Net Finance Costs [Abstract]
Summary of Net Finance Costs/(Income)

(a) Net finance costs/(income)

	2018 £m	2017 £m	2016 £m

Interest expense	1,593	1,081	645

Facility fees	13	13	5

Interest related to adjusting tax payables (note 4(b))	41	43	25

Loss on bond redemption (note 4(b))	–	–	101

Acquisition of RAI (note 4(b))	–	153	–

Fair value changes on derivative financial instruments and hedged items	(154)	(149)	(458)

Hedge ineffectiveness (note 4(b))	–	9	–

Venezuela hyperinflation (note 4(b))	(45)	–	–

Exchange differences on financial liabilities	36	47	363

Finance costs	1,484	1,197	681

Interest under the effective interest method	(68)	(83)	(68)

Dividend income	–	(1)	–

Hedge ineffectiveness (note 4(b))	–	–	(18)

Exchange differences on financial assets	(35)	(19)	42

Finance income	(103)	(103)	(44)

Net finance costs	1,381	1,094	637